Segment Information - Summary of Geographical Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of geographical areas [line items]
Sales revenues	¥ 31,379,507	¥ 27,214,594	¥ 29,866,547
Operating expenses	28,383,811	25,016,845	27,467,315
Operating income	2,995,697	2,197,748	2,399,232
Total assets	67,688,771	62,267,140	53,972,363
Non-current assets	14,158,559	13,048,143	11,922,190
Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	31,379,507	27,214,594	29,866,547
Japan [Member]
Disclosure of geographical areas [line items]
Sales revenues	15,991,436	14,948,931	16,441,852
Operating expenses	14,567,991	13,799,715	14,856,576
Operating income	1,423,445	1,149,217	1,585,276
Total assets	21,502,155	19,674,666	18,221,453
Non-current assets	5,501,046	5,232,862	4,697,388
Japan [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	8,214,740	8,587,193	9,503,238
Japan [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	7,776,696	6,361,739	6,938,614
North America [Member]
Disclosure of geographical areas [line items]
Sales revenues	11,166,479	9,491,803	10,642,034
Operating expenses	10,600,695	9,090,442	10,388,830
Operating income	565,784	401,361	253,205
Total assets	23,353,812	20,138,715	18,579,078
Non-current assets	6,251,499	5,705,770	5,517,466
North America [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	10,897,946	9,325,950	10,419,869
North America [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	268,534	165,853	222,165
Europe [Member]
Disclosure of geographical areas [line items]
Sales revenues	3,867,847	3,134,489	3,355,357
Operating expenses	3,704,874	3,026,518	3,211,540
Operating income	162,973	107,971	143,817
Total assets	5,711,271	5,074,409	4,264,022
Non-current assets	891,146	751,245	570,563
Europe [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	3,692,214	2,968,289	3,133,227
Europe [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	175,633	166,200	222,130
Asia [Member]
Disclosure of geographical areas [line items]
Sales revenues	6,530,566	5,045,295	5,293,231
Operating expenses	5,858,216	4,609,354	4,929,684
Operating income	672,350	435,940	363,547
Total assets	7,461,812	6,548,343	5,307,513
Non-current assets	977,235	896,542	708,066
Asia [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	5,778,115	4,555,897	4,785,489
Asia [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	752,452	489,398	507,741
Other [Member]
Disclosure of geographical areas [line items]
Sales revenues	2,928,183	1,872,895	2,114,111
Operating expenses	2,690,014	1,813,048	2,030,110
Operating income	238,169	59,847	84,001
Total assets	4,309,248	3,469,635	2,881,536
Non-current assets	537,631	461,723	428,707
Other [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	2,796,493	1,777,266	2,024,724
Other [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	131,690	95,630	89,387
Inter-segment Elimination/Unallocated Amount
Disclosure of geographical areas [line items]
Sales revenues	(9,105,004)	(7,278,820)	(7,980,038)
Operating expenses	(9,037,980)	(7,322,232)	(7,949,425)
Operating income	(67,024)	43,413	(30,613)
Total assets	5,350,474	7,361,372	4,718,761
Inter-segment Elimination/Unallocated Amount | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	¥ (9,105,004)	¥ (7,278,820)	¥ (7,980,038)